Summarized Financial Information of Citizens Holding Company - Summarized Income Statement Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income
Other income		$ 1,314,964	$ 1,348,916	$ 2,159,407
Total non-interest income		8,296,144	7,691,600	8,327,709
Other expense		8,070,465	7,674,483	7,070,516
Income tax benefit		4,070,591	1,611,735	2,479,034
Net income		3,703,548	6,736,654	7,588,901
Citizens Holding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	[1]	1,902	2,379	1,896
Other income
Dividends from bank subsidiary	[1]	5,472,000	4,104,001	5,568,900
Equity in undistributed earnings of bank subsidiary	[1]	(1,348,757)	2,845,152	2,191,684
Other income		0	0	0
Total non-interest income		4,123,243	6,949,153	7,760,584
Other expense		459,935	355,256	275,744
Income before income taxes		3,665,210	6,596,276	7,486,736
Income tax benefit		(38,338)	(140,378)	(102,165)
Net income		$ 3,703,548	$ 6,736,654	$ 7,588,901

[1]	Eliminates in consolidation.